Other Gains/(Losses) - Net (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other gains/(losses) - net [abstract]
Net (losses) / gains on disposal of property, plant and equipment and other long-term assets		¥ (26,767)	¥ 48,671	¥ (1,212)
Gains from structured deposits	[1]	11,124	97,921	114,283
Net losses on foreign exchange option contracts		0	(151)	(376)
Net gains on foreign exchange forward contracts		7,583	0	0
Net gains/(losses) on commodity swaps contracts not qualified for hedging accounting		(35,434)	18,997	0
Losses from disposal of a subsidiary		0	0	0
Impairment losses for investment in an associate		0	(28,392)	0
Net foreign exchange gains / (losses)		21,969	(1,861)	12,248
Losses on sale of FVOCI		(3,148)	(4,685)	(9,513)
Gains from entrusted loan receivables		2,704	0	0
Net losses on disposal of inventories		(819)	(19)	0
Other gains/(losses) – net		¥ (22,788)	¥ 130,481	¥ 115,430

[1]	Structured deposits are financial products issued by banks, return of which are linked to the performance of the embedded index, like foreign exchange rate, interest rate and etc..